ACCOUNTING POLCIES	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All inter company balances and transactions have been eliminated on consolidation.

Accounting Policies
Preparation of these condensed consolidated financial statements requires management to make judgments and estimates. Some accounting policies have a significant impact on amounts reported in these condensed consolidated financial statements. Other than as described below, our accounting policies have not changed from those reported in our 2015 Annual Report on Form 20-F.

Pool revenues
Revenues and voyage expenses of the vessels operating under the Revenue Sharing Agreement, or RSA, which commenced in the first quarter of 2016, are pooled with all of the other vessels operating under the RSA and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the RSA participants according to an agreed formula on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect its different capacity and performance capability. The revenue and voyage expense recognition principles followed in determining net pool revenues are not materially different to those followed by the Company. Revenues and voyage expenses of the vessels operating under the RSA are recorded on a gross basis in voyage charter revenues and voyage expenses and commissions, respectively.